Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2016
Registrant Name	dei_EntityRegistrantName	NEIMAN FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001215880
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	neomx
Document Creation Date	dei_DocumentCreationDate	Mar. 31, 2016
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2016
Prospectus Date	rr_ProspectusDate	Apr. 01, 2016
Neiman Opportunities Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Neiman Opportunities Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Sales Charges” on page 10 of the Fund's prospectus and “Shares of the Fund” on page 17 of the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of companies that the investment adviser believes have the opportunity for capital appreciation. The companies in which the Fund invests may be of any capitalization, but are expected to be primarily between $500 million and $20 billion. The adviser will primarily invest in common stocks of US companies, but may also purchase sponsored American Depositary Receipts ("ADRs"). ADRs are certificates issued by a U.S. bank that represent a certain amount of shares of a foreign company on a foreign or U.S. based stock exchange. The adviser may also invest in Exchange Traded Funds (“ETFs”) to help capture the overall market or be invested in certain sectors where the adviser feels there are opportunities for capital appreciation.

The Fund's adviser selects investments based on one or more valuation metrics, commonly referred to as fundamental analysis. These metrics may include price to earnings ratio, price to cash flow ratio, price to book value, price to sales ratio, dividend amount, dividend yield, debt to equity ratio, revenue growth, earnings growth, return on equity, and return on assets. The information on which the fundamental analysis is based comes from sources such as SEC filings, computer databases, industry publications, general and business publications, brokerage firm research reports, and other information sources. The adviser regularly reviews each of the companies in the portfolio to monitor the company's relative strength and to determine if each company continues to have potential for future appreciation. The adviser may sell a company when the fundamentals of the business have changed, when the relative strength of the company is weak as compared to the general market, or when there is a company that the adviser believes has greater potential for capital appreciation as an alternative.

The Fund is a “non-diversified” portfolio, which means it can invest in fewer securities at any one time than a diversified portfolio and can invest more of its assets in securities of a single issuer than a diversified portfolio. Also, the Fund may participate in a limited number of sectors.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund's performance. You may lose money by investing in the Fund.

Risks of Investing in Common Stocks

The Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect the performance of each company that the Fund invests in, including the strength of the company's management or the demand for its products or services. You should be aware that a company's share price may decline as a result of poor decisions made by management or lower demand for the company's products or services. In addition, a company's share price also may decline if its earnings or revenues fall short of expectations.

Risks of Small and Medium Capitalization Companies

The Fund invests in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets and may experience higher failure rates than do larger companies.

Foreign Risks

The Fund may invest in foreign securities, including ADRs. ADRs are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

Risks of Exchange Traded Funds

An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

Sector Risks

Sector risk is the possibility that securities within the same sector will decline in price due to sector specific market or economic developments. Securities in the same sector are likely to react similarly to interest rate changes, adverse legislative or regulatory changes, adverse market conditions, and/or increased competition affecting that market segment.

New Fund Risk

The Fund is a new mutual fund. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Management Risk

The adviser's strategy may fail to produce the intended results.

Risk of Non-Diversification

The Fund is a “non-diversified” portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified." Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. The Fund may invest in underlying funds that are non-diversified. Investing in non-diversified funds may result in greater volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time. There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture

Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time.

Neiman Opportunities Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as percentage of lower purchase price and current NAV)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.20%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%
Fee Waiver / Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver / Expense Reimbursement	rr_NetExpensesOverAssets	1.46%
- 1 Year -	rr_ExpenseExampleYear01	$ 715
- 3 Years -	rr_ExpenseExampleYear03	$ 1,207

[1]	Investments of $1,000,000 or more in Class A shares that qualify for a full waiver of the sales charge imposed on purchases may be subject to a maximum deferred sales charge of 1.00% of the amount invested if these shares are redeemed within 18 months of purchase.
[2]	Based on estimated amount for the current fiscal year.
[3]	The adviser has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets for Class A Shares through July 31, 2017. The fee waiver will automatically terminate on July 31, 2017 unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2017.